Investments (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. Government and government agencies [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months		$ (1)
Fair Value - Less than twelve months	2	86
Fair Value as % of Cost - Less than twelve months	100.00%	99.00%
States, municipalities and political subdivisions [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(2)	(38)
Fair Value - Less than twelve months	120	1,180
Fair Value as % of Cost - Less than twelve months	98.00%	97.00%
Unrealized Loss - Twelve months or more	(1)	(3)
Fair Value - Twelve months or more	59	40
Fair Value as % of Cost - Twelve months or more	98.00%	93.00%
Foreign government [Member]
Available for sale securities in a continuous unrealized loss position
Fair Value - Less than twelve months	1	37
Fair Value as % of Cost - Less than twelve months	100.00%	99.00%
Residential Mortgage Backed Securities [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(59)	(11)
Fair Value - Less than twelve months	1,141	412
Fair Value as % of Cost - Less than twelve months	95.00%	97.00%
Unrealized Loss - Twelve months or more	(121)	(117)
Fair Value - Twelve months or more	473	551
Fair Value as % of Cost - Twelve months or more	80.00%	82.00%
Commercial Mortgage Backed Securities [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(6)	(2)
Fair Value - Less than twelve months	183	83
Fair Value as % of Cost - Less than twelve months	97.00%	98.00%
Fair Value - Twelve months or more	18	15
Fair Value as % of Cost - Twelve months or more	100.00%	97.00%
All Other Corporate [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(43)	(24)
Fair Value - Less than twelve months	940	1,020
Fair Value as % of Cost - Less than twelve months	96.00%	98.00%
Unrealized Loss - Twelve months or more	(17)	(20)
Fair Value - Twelve months or more	114	275
Fair Value as % of Cost - Twelve months or more	87.00%	93.00%
Fixed Maturity Securities [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(110)	(76)
Fair Value - Less than twelve months	2,387	2,818
Fair Value as % of Cost - Less than twelve months	96.00%	97.00%
Unrealized Loss - Twelve months or more	(139)	(140)
Fair Value - Twelve months or more	664	881
Fair Value as % of Cost - Twelve months or more	83.00%	86.00%
Common Stocks [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(19)
Fair Value - Less than twelve months	169	21
Fair Value as % of Cost - Less than twelve months	90.00%	99.00%
Unrealized Loss - Twelve months or more	(1)	(1)
Fair Value - Twelve months or more	4	4
Fair Value as % of Cost - Twelve months or more	80.00%	88.00%
Perpetual preferred stocks [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(1)
Fair Value - Less than twelve months	23	22
Fair Value as % of Cost - Less than twelve months	96.00%	98.00%
Unrealized Loss - Twelve months or more	(7)	(5)
Fair Value - Twelve months or more	$ 31	$ 37
Fair Value as % of Cost - Twelve months or more	82.00%	88.00%